Stock Options - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options granted	$ 132,935
Total intrinsic value of options exercised	$ 32,620	46,505
Directors Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	13,500	13,500	13,500
Stock options granted, exercisable period	6 months
Stock options granted, expiration period	10 years
Intrinsic value of options granted	$ 49,500
Directors Stock Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	210,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period	10 years
Intrinsic value of options granted	$ 83,435